Label	Element	Value
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Ethereum ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	38.90%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Binance BNB ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	16.50%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares XRP ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	15.70%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Solana Staking ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.40%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Dogecoin ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.50%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Cardano ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.70%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Bitcoin Cash ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.70%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Hyperliquid ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Chainlink ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
21Shares FTSE Crypto 10 ex-BTC Index ETF | 21Shares Avalanche Staking ETP [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%